ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.ORGANIZATION AND BASIS OF PRESENTATION

Belite Bio, Inc (“Belite” or the “Company”) was incorporated under the laws of the Cayman Islands on March 27, 2018. The Company and its subsidiaries are engaged in research and development of novel therapeutics targeting significant unmet needs.

In June 2016, the Company’s ultimate controlling shareholder (i.e., the sole shareholder of Belite’s principal shareholder, Lin Bioscience International Ltd.), Lin BioScience, Inc., a public company in Taiwan (stock code: 6696.TW), established Belite Bio Holdings Corp. (formerly known as Lin BioScience Holdings Corporation) and Belite Bio, LLC (formerly known as Lin BioScience, LLC), in Delaware. Belite Bio Holdings Corp. is established as an intermediate holding company and owns 100% equity interests in Belite Bio, LLC, which is mainly engaged in research and development of Tinlarebant (a/k/a LBS-008) and LBS-009.

In March 2018, Lin BioScience, Inc., established the Company in the Cayman Islands, as a subsidiary to its wholly-owned subsidiary Lin Bioscience International Ltd., for reorganization purposes.

In June 2018, as part of the reorganization, the Company’s principal shareholder, Lin Bioscience International Ltd., acquired the entire equity interest in Belite Bio Holdings Corp. from Lin BioScience, Inc. and then contributed the entire equity interest in Belite Bio Holdings Corp. to the Company in July 2018, together with other considerations in exchange for the Company’s ordinary shares. Lin Bioscience International Ltd. transferred 1) cash of $900, 2) assignment of Lin BioScience, Inc.’s rights, title, interests and obligations under the exclusive license agreement by and between Lin BioScience, Inc. and Columbia University and 3) 1,600 shares of Belite Bio Holdings Corp. to the Company in exchange for its 5,340,221 ordinary shares. After above transaction, Belite Bio Holdings Corp. became Belite’s wholly-owned subsidiary, which in turn owns 100% equity interests in Belite Bio, LLC.

Before and after the reorganization, the Company, together with its subsidiaries, is effectively controlled by the same shareholders, and therefore the reorganization is considered a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

In August 2018, Belite Bio Holdings Corp. established RBP4 Pty Ltd in Australia as its wholly-owned subsidiary for carrying out clinical trials in Australia and tax refund purposes.

In January and February 2020, the Company closed two rounds of Series A Preferred Share financing and the relevant investors became shareholders of the Company. In December 2020, the Company closed a round of Series B Preferred Share financing and the relevant investors became shareholders of the Company. After the private placements, Lin Bioscience International Ltd. hold 80.10% of the Company’s equity.

In June 2021, the Company established Belite Bio (HK) Limited in Hong Kong as a wholly - owned subsidiary which further established Belite Bio (Shanghai) Limited in Shanghai, China in August 2021 for the purpose of carrying out clinical trials in China.

On April 28, 2022, the Company consummated its initial public offering (“IPO”) of 6,000,000 American Depository Shares (“ADSs”) at a public offering price per ADS of $6. Each ADS represents one ordinary share of Belite. The gross proceeds from IPO, before deducting the underwriting discounts and commissions and offering expenses were $36.0 million with net proceeds of $33.7 million. On May 20, 2022, the underwriter exercised in full its over-allotment option to purchase 772,091 ADS, resulting in additional net proceeds of $4.3 million.

Upon closing of the IPO offering in April 2022, the Company issued to Benchmark Company, LLC (“Benchmark”) the representative of the underwriters warrants to purchase a number of ADSs equal to 150,000 ADSs (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price equal to US$7.50 per ADS and are exercisable until the date on April 28, 2027, after the date of commencement on November 3, 2022. The Representative’s Warrants are also exercisable on a cashless basis.

On June 2, 2023, the Company completed its follow-on offering of (i) 2,000,000 of ADSs, representing 2,000,000 of the Company ordinary shares, par value US$0.0001 per share; and (ii) warrants to purchase an aggregate of 2,000,000 of the Company ordinary shares represented by ADSs with an exercise price of $18.00 per warrants. The ADSs and accompanying warrants are immediately separable and will be issued separately, but were sold together at a public offering price of $15.00. The gross proceeds from this offering, before deducting the underwriting discounts and commissions and offering expenses were $30 million with net proceeds of $27.3 million.

On June 16, 2023, the Company entered into a sales agreement (the “Sales Agreement”), with SVB Securities LLC (“SVB Securities”) and Cantor Fitzgerald & Co. (“Cantor”), acting as the Company’s sales agents, under which may, from time to time, offer and sell ADSs through an At-the-Market (“ATM”) offering program, having an aggregate offering price of up to $100.0 million. Each ADS represents one of the Company ordinary shares, par value $0.0001 per share. As of December 31, 2023, the Company has raised $28.6 million in gross proceeds after deducting sales commissions and other fees and expenses with the net proceeds $27.4 million, by issuing 731,843 ADSs. Subsequent to December 31, 2023, and through to March 11, 2024 the Company has raised gross and net proceeds of $6.18 million and $5.99 million, respectively, by issuing and selling 134,875 ADSs.

As of December 31, 2023, the Company’s principal subsidiaries are as follows:

Subsidiaries	Date of incorporation	Place of incorporation	Ownership	Principal activities
Belite Bio Holdings Corp. (“Belite Holding”)	June 10, 2016	The United States of America	100% owned by Belite	Investment holding
Belite Bio, LLC (“Belite USA”)	June 10, 2016	The United States of America	100% owned by Belite Holding	Research and development
RBP4 Pty Ltd (“RBP4”)	August 13, 2018	Australia	100% owned by Belite Holding	Clinical trial activities
Belite Bio (HK) Limited (“Belite HK”)	June 10, 2021	Hong Kong	100% owned by Belite	Clinical trial activities
Belite Bio (Shanghai) Limited (“Belite Shanghai”)	August 12, 2021	China	100% owned by Belite HK	Clinical trial activities

Liquidity

The Company has incurred recurring negative cash flows since inception and has funded its operations primarily from private placement of equity and debt securities and public offering of American Depositary Shares. The Company had an accumulated deficit of approximately $39.9 million and $71.5 million as of December 31, 2022 and 2023, respectively. The Company had net loss of approximately $9.7 million, $12.6 million and $31.6 million for the years ended December 31, 2021, 2022 and 2023.

As of December 31, 2023, the Company had a total of $88.2 million in cash. The Company believes that current cash balance as of December 31, 2023 is sufficient to fund its operating activities, capital expenditures and other obligations one year after the issuance date of the consolidated financial statements. However, the Company may decide to enhance its liquidity position or increase cash for future expansions through additional capital and/or finance funding.